Summary of Quarterly Financial Data of TransUnion Holding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		2 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2012 TransUnion Holding Company, Inc.
Quarterly Financial Information [Line Items]
Acquisition fees	$ 0.5	$ 2.4	$ 8.2	$ 7.0